Long Term Loans From Banks and Others - Schedule of Long Term Loans From Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term loans	$ 115,225
Current maturities	52,492
Long-term loans net of current maturities	$ 115,225	$ 170,451
NIS (Unlinked) [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Currency	NIS (Unlinked)
Long-term loans	$ 99,656
Current maturities	$ 38,976
NIS (Unlinked) [Member] | Bottom of range [member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate %	1.40%
NIS (Unlinked) [Member] | Top of range [member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate %	2.50%
USD (Unlinked) [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Currency	USD (Unlinked)
Long-term loans	$ 15,569
Current maturities	$ 13,516
USD (Unlinked) [Member] | Bottom of range [member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate %	6.50%
USD (Unlinked) [Member] | Top of range [member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate %	8.40%
Long-term loans [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term loans net of current maturities	$ 62,733	90,887
Long-term loans [Member] | NIS (Unlinked) [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term loans net of current maturities	60,680	56,595
Long-term loans [Member] | USD (Unlinked) [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term loans net of current maturities	$ 2,053	$ 34,292